DISTRIBUTIONS TO STAPLED UNITHOLDERS (Details) - CAD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Feb. 28, 2021	Jan. 31, 2021	Jan. 15, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Distributions to stapled unitholders
Distributions payable				$ 15,422	$ 13,081
Distributions declared per stapled unit						$ 30.0
Special distribution payable in cash and stapled units per stapled units						$ 1.20
Normal Course Issuer Bid
Distributions to stapled unitholders
Increase Decrease In Contributed Surplus						$ 41,100
Distributions
Distributions to stapled unitholders
Distributions payable	$ 15,400	$ 15,400		$ 165,400	$ 139,300
Distributions declared per stapled unit	$ 25.0	$ 25.0		$ 2.91	$ 2.81
Special distribution
Distributions to stapled unitholders
Distributions payable			$ 13,700
Distributions declared per stapled unit			$ 90,000,000
Stapled Unitholders' Equity | Special distribution
Distributions to stapled unitholders
Distributions payable				$ 13,700